VELA Small Cap Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks — 98.20% Shares Fair Value
Communications — 2.46%
Criteo S.A. - ADR
(a)(b)
63,055 $ 2,378,435
Consumer Discretionary — 10.88%
Atlanta Braves Holdings, Inc., Class
C
(a)(b)
61,504 2,425,718
Graham Holdings Co., Class B 4,611 3,225,625
Vail Resorts, Inc. 7,062 1,272,078
Valvoline, Inc.
(a)(b)
40,728 1,759,449
Wendy's Co. (The) 107,304 1,819,876
10,502,746
Consumer Staples — 16.46%
Casey's General Stores, Inc.
(b)
7,150 2,728,154
Coca-Cola Consolidated, Inc. 2,425 2,631,125
Flowers Foods, Inc. 59,002 1,309,844
John B. Sanfilippo & Son, Inc. 9,541 927,099
Mama's Creations, Inc.
(a)(b)
370,025 2,493,969
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
9,528 935,364
Performance Food Group Co.
(a)(b)
36,854 2,436,418
Seaboard Corp. 768 2,427,448
15,889,421
Energy — 8.94%
Antero Resources Corp.
(a)(b)
29,894 975,441
Civitas Resources, Inc. 43,566 3,006,054
Range Resources Corp.
(b)
78,183 2,621,476
Tidewater, Inc.
(a)(b)
21,338 2,031,591
8,634,562
Financials — 11.83%
1st Source Corp. 36,028 1,931,821
Assured Guaranty Ltd.
(b)
22,345 1,723,917
Axis Capital Holdings Ltd.
(b)
37,038 2,616,735
BOK Financial Corp.
(b)
17,685 1,620,653
Enstar Group, Ltd.
(a)
4,773 1,459,106
Houlihan Lokey, Inc.
(b)
10,287 1,387,305
Trustmark Corp.
(b)
22,819 685,483
11,425,020
Health Care — 9.31%
AMN Healthcare Services, Inc.
(a)(b)
11,647 596,676
Biohaven Ltd.
(a)
8,827 306,385
Encompass Health Corp.
(b)
27,488 2,358,195
Envista Holdings Corp.
(a)
66,609 1,107,708
Lantheus Holdings, Inc.
(a)(b)
11,993 962,918
Maravai LifeSciences Holdings, Inc.
(a)(b)
91,569 655,634
PROCEPT BioRobotics Corp.
(a)(b)
19,551 1,194,370
Rocket Pharmaceuticals, Inc.
(a)
19,830 426,940
SI-BONE, Inc.
(a)
107,118 1,385,036
8,993,862

VELA Small Cap Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks — 98.20% - continued Shares Fair Value
Industrials — 26.99%
Applied Industrial Technologies, Inc.
(b)
17,783 $ 3,449,902
BWX Technologies, Inc.
(b)
26,105 2,479,975
Copa Holdings, S.A., Class A 13,284 1,264,371
Core & Main, Inc.
(a)
24,151 1,181,950
Greenbrier Companies, Inc. (The)
(b)
52,344 2,593,645
Hub Group, Inc., Class A 90,711 3,905,109
Huntington Ingalls Industries, Inc. 5,675 1,397,923
Kirby Corp.
(a)(b)
45,652 5,465,914
Lincoln Electric Holdings, Inc. 7,652 1,443,473
Tetra Tech, Inc.
(b)
6,951 1,421,340
Wabash National Corp. 66,955 1,462,297
26,065,899
Materials — 6.82%
Alamos Gold, Inc., Class A
(b)
111,956 1,755,470
Ashland Global Holdings, Inc.
(b)
24,281 2,294,311
Foraco International SA 501,773 865,499
Major Drilling Group International,
Inc.
(a)
251,362 1,668,141
6,583,421
Technology — 4.51%
JFrog Ltd.
(a)
70,931 2,663,459
Onto Innovation, Inc.
(a)(b)
1,606 352,614
Wix.com Ltd.
(a)(b)
8,416 1,338,733
4,354,806
TOTAL  COMMON STOCKS
  (Cost $75,106,964) 94,828,172
Money Market Funds - 3.10% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
5.17%
(c)
2,993,466 2,993,466
TOTAL MONEY MARKET FUNDS
    (Cost $2,993,466) 2,993,466
Total Investments — 101.30%
    (Cost $78,100,430) 97,821,638
Liabilities in Excess of Other Assets  —  (1.30)% (1,255,908)
Net Assets — 100.00% $ 96,565,730
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options. As of June 30, 2024, the fair value of collateral held is $25,004,865.
(c) Rate disclosed is the seven day effective yield as of June 30, 2024.
ADR - American Depositary Receipt.

VELA Small Cap Fund
Schedule of Open Written Option Contracts
June 30, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (1.82)%
Alamos Gold, Inc. (168) $ (263,424) $ 20.00 January 2025 $ (8,820)
AMN Healthcare Services, Inc. (58) (297,134) 75.00 January 2025 (14,355)
Antero Resources Corp. (149) (486,187) 36.00
November
2024 (30,620)
Antero Resources Corp. (30) (97,890) 40.00
November
2024 (3,195)
Applied Industrial Technologies,
Inc. (90) (1,746,000) 200.00
November
2024 (97,650)
Ashland Global Holdings, Inc. (48) (453,552) 90.00 July 2024 (26,160)
Assured Guaranty Ltd. (110) (848,650) 80.00
November
2024 (46,200)
Atlanta Braves Holdings, Inc.,
Class C (124) (489,056) 50.00 August 2024 (1,984)
Axis Capital Holdings Ltd. (202) (1,427,130) 75.00
December
2024 (73,225)
BOK Financial Corp. (52) (476,528) 100.00
September
2024 (8,970)
BWX Technologies, Inc. (150) (1,425,000) 95.00
December
2024 (118,500)
Casey's General Stores, Inc. (35) (1,335,460) 320.00
October
2024 (239,575)
Criteo S.A. (126) (475,272) 45.00
October
2024 (25,200)
Encompass Health Corp. (254) (2,179,066) 90.00
December
2024 (111,125)
Greenbrier Companies, Inc. (The) (308) (1,526,140) 60.00
September
2024 (22,330)
Houlihan Lokey, Inc. (58) (782,188) 125.00
September
2024 (80,910)
Kirby Corp. (110) (1,317,030) 110.00
December
2024 (179,850)
Kirby Corp. (50) (598,650) 120.00
December
2024 (55,250)
Lantheus Holdings, Inc. (36) (289,044) 90.00 January 2025 (29,880)
Lantheus Holdings, Inc. (60) (481,740) 110.00 January 2025 (23,700)
Mama's Creations, Inc. (692) (466,408) 10.00 January 2025 (22,490)
Maravai LifeSciences Holdings,
Inc. (212) (151,792) 17.50 January 2025 (4,028)
Ollie's Bargain Outlet Holdings,
Inc. (61) (598,837) 90.00 January 2025 (94,245)
Onto Innovation, Inc. (13) (285,428) 230.00
December
2024 (31,850)
Performance Food Group Co. (160) (1,057,760) 75.00
December
2024 (26,000)

VELA Small Cap Fund
Schedule of Open Written Option Contracts (continued)
June 30, 2024 (Unaudited)
Description (Continued)
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (1.82)% (Continued)
PROCEPT BioRobotics Corp. (40) $ (244,360) $ 70.00
October
2024 $ (22,400)
PROCEPT BioRobotics Corp. (45) (274,905) 55.00 January 2025 (69,750)
Range Resources Corp. (425) (1,425,025) 40.00
December
2024 (48,875)
Tetra Tech, Inc. (31) (633,888) 190.00
September
2024 (63,550)
Tidewater, Inc. (81) (771,201) 105.00 January 2025 (78,975)
Tidewater, Inc. (45) (428,445) 120.00 January 2025 (24,075)
Trustmark Corp. (57) (171,228) 30.00 August 2024 (11,856)
Valvoline, Inc. (270) (1,166,400) 45.00
October
2024 (49,950)
Wix.com Ltd. (21) (334,047) 200.00
November
2024 (13,545)
Total Written Call Options (Premiums Received $1,838,970) $ (1,759,088)
Total Written Options (Premiums Received $1,838,970) $ (1,759,088)

VELA Large Cap Plus Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks — 100.38% Shares Fair Value
Communications — 10.43%
Alphabet, Inc., Class A
(a)(b)
17,385 $ 3,166,678
Meta Platforms, Inc., Class A
(b)
3,981 2,007,300
T-Mobile US, Inc. 6,765 1,191,858
Uber Technologies, Inc.
(a)(b)
8,702 632,461
6,998,297
Consumer Discretionary — 8.43%
Amazon.com, Inc.
(a)
4,584 885,858
Booking Holdings, Inc. 211 835,877
Home Depot, Inc. (The) 3,079 1,059,915
NIKE, Inc., Class B
(b)
10,036 756,413
Starbucks Corp.
(b)
11,378 885,777
TJX Companies, Inc. (The) 11,224 1,235,763
5,659,603
Consumer Staples — 3.57%
Kraft Heinz Co. (The)
(b)
28,341 913,147
PepsiCo, Inc. 6,941 1,144,779
Tyson Foods, Inc., Class A 5,919 338,212
2,396,138
Energy — 8.69%
Baker Hughes Co., Class A
(b)
33,717 1,185,827
Energy Transfer LP
(b)
90,407 1,466,401
Enterprise Products Partners LP
(b)
46,541 1,348,758
MPLX LP 16,225 691,023
Suncor Energy, Inc.
(b)
30,019 1,143,724
5,835,733
Financials — 12.15%
Arch Capital Group Ltd.
(a)
6,907 696,847
Bank of America Corp.
(b)
30,192 1,200,736
Berkshire Hathaway, Inc., Class B
(a)
4,537 1,845,651
Citigroup, Inc.
(b)
19,648 1,246,862
Goldman Sachs Group, Inc. (The)
(b)
2,515 1,137,585
MetLife, Inc.
(b)
19,194 1,347,227
Wells Fargo & Co. 11,433 679,006
8,153,914
Health Care — 18.17%
AbbVie, Inc.
(b)
7,462 1,279,882
Agilent Technologies, Inc.
(b)
3,408 441,779
AstraZeneca PLC - ADR
(b)
15,533 1,211,419
Biohaven Ltd.
(a)(b)
4,689 162,755
Boston Scientific Corp.
(a)(b)
16,184 1,246,330
Denali Therapeutics, Inc.
(a)
5,859 136,046
Elanco Animal Health, Inc.
(a)
13,683 197,446
Elevance Health, Inc.
(b)
1,018 551,613
Encompass Health Corp.
(b)
7,830 671,736
Humana, Inc. 3,325 1,242,386

VELA Large Cap Plus Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks — 100.38% - continued Shares Fair Value
Health Care — 18.17% - continued
Johnson & Johnson 12,525 $ 1,830,654
Lantheus Holdings, Inc.
(a)(b)
8,822 708,318
Medtronic PLC
(b)
12,048 948,298
Roivant Sciences Ltd.
(a)(b)
32,386 342,320
Zoetis, Inc., Class A
(b)
7,069 1,225,482
12,196,464
Industrials — 11.65%
3M Co.
(b)
12,953 1,323,667
Copa Holdings, S.A., Class A 1,531 145,721
Core & Main, Inc.
(a)(b)
14,313 700,478
CSX Corp.
(b)
32,514 1,087,593
Deere & Co.
(b)
2,062 770,425
FedEx Corp.
(b)
4,097 1,228,444
JB Hunt Transport Services, Inc. 9,565 1,530,400
Kirby Corp.
(a)
5,435 650,733
Northrop Grumman Corp. 885 385,816
7,823,277
Materials — 0.69%
LyondellBasell Industries N.V., Class
A
(b)
4,839 462,899
Technology — 24.88%
Accenture PLC, Class A
(b)
4,560 1,383,550
Adobe, Inc.
(a)(b)
2,262 1,256,632
Apple, Inc.
(b)
9,328 1,964,663
Autodesk, Inc.
(a)(b)
4,438 1,098,183
EPAM Systems, Inc.
(a)
1,469 276,333
JFrog Ltd.
(a)
4,273 160,451
Microchip Technology, Inc.
(b)
14,896 1,362,984
Microsoft Corp.
(b)
7,804 3,487,998
PayPal Holdings, Inc.
(a)(b)
13,322 773,076
Salesforce.com, Inc.
(b)
6,009 1,544,914
ServiceNow, Inc.
(a)(b)
1,797 1,413,646
Smartsheet, Inc., Class A
(a)(b)
12,291 541,787
Visa, Inc., Class A
(b)
4,096 1,075,077
Workday, Inc., Class A
(a)(b)
1,614 360,826
16,700,120
Utilities — 1.72%
CenterPoint Energy, Inc.
(b)
37,165 1,151,372
TOTAL  COMMON STOCKS
  (Cost $51,756,078) 67,377,817

VELA Large Cap Plus Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 0.59%
Accenture PLC, Class A 34 $ 1,031,594 $ 250.00
January
2025 $ 14,960
Adobe, Inc. 21 1,166,634 430.00
January
2025 15,172
Alphabet, Inc., Class A 150 2,732,250 120.00
January
2025 9,450
Apple, Inc. 65 1,369,030 175.00 June 2025 30,225
Baker Hughes Co., Class A 250 879,250 30.00
January
2025 19,375
Bank of America Corp. 525 2,087,925 28.00
January
2025 25,200
Citigroup, Inc. 300 1,903,800 50.00
December
2024 17,400
Core & Main, Inc. 130 636,220 45.00
September
2024 20,150
Crowdstrike Holdings, Inc. 35 1,341,165 250.00
October
2024 4,620
Deere & Co. 16 597,808 290.00 June 2025 10,680
Energy Transfer LP 1,105 1,792,310 10.00
January
2025 8,288
Enterprise Products Partners LP 400 1,159,200 25.00 June 2025 20,000
FedEx Corp. 50 1,499,200 220.00
January
2025 9,575
Meta Platforms, Inc., Class A 20 1,008,440 420.00 June 2025 56,200
Microchip Technology, Inc. 100 915,000 70.00
January
2025 15,000
Microsoft Corp. 90 4,022,550 340.00
January
2025 23,715
Salesforce.com, Inc. 25 642,750 230.00
January
2025 25,625
ServiceNow, Inc. 70 5,506,690 500.00
January
2025 18,725
Smartsheet, Inc., Class A 120 528,960 35.00
January
2025 13,500
Suncor Energy, Inc. 270 1,927,530 32.00
January
2025 20,925
Wells Fargo & Co. 180 1,069,020 45.00
March
2025 13,860
TOTAL PUT OPTIONS PURCHASED
    (Cost 866,410) 392,645

VELA Large Cap Plus Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.36%
iShares Semiconductor ETF 225 $ 5,549,175 $ 300.00
January
2025 $ 150,750
NVIDIA Corp. 60 741,240 140.00
February
2025 96,150
TOTAL CALL OPTIONS PURCHASED
    (Cost 357,593) 246,900
Money Market Funds - 2.70% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
5.17%
(c)
1,810,769 1,810,769
TOTAL MONEY MARKET FUNDS
    (Cost $1,810,769) 1,810,769
Total Investments — 104.03%
    (Cost $54,790,850) 69,828,131
Liabilities in Excess of Other Assets  —  (4.03)% (2,703,068)
Net Assets — 100.00% $ 67,125,063
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for securities sold short and written options. The fair value of this collateral on June 30, 2024 was $45,116,993.
(c) Rate disclosed is the seven day effective yield as of June 30, 2024.
ADR - American Depositary Receipt.
ETF - Exchange Traded Funds.

VELA Large Cap Plus Fund
Schedule of Open Written Option Contracts
December 31, 2023 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (2.70)%
3M Co. (117) $ (1,195,623) $ 120.00 January 2025 $ (24,043)
Accenture PLC, Class A (34) (1,031,594) 360.00 June 2025 (45,730)
Adobe, Inc. (20) (1,111,080) 580.00 June 2025 (141,050)
Alphabet, Inc., Class A (139) (2,531,885) 200.00 January 2025 (139,695)
Apple, Inc. (65) (1,369,030) 270.00 June 2025 (35,263)
AstraZeneca PLC (98) (764,302) 75.00 January 2025 (73,009)
Autodesk, Inc. (40) (989,800) 280.00 June 2025 (91,600)
Baker Hughes Co., Class A (253) (889,801) 42.00 June 2025 (48,703)
Bank of America Corp. (272) (1,081,744) 47.00 March 2025 (34,000)
Boston Scientific Corp. (81) (623,781) 80.00 January 2025 (36,045)
Citigroup, Inc. (157) (996,322) 70.00 March 2025 (48,670)
Core & Main, Inc. (129) (631,326) 60.00
December
2024 (19,028)
CSX Corp. (244) (816,180) 37.50 June 2025 (34,160)
Deere & Co. (16) (597,808) 470.00 June 2025 (16,400)
Encompass Health Corp. (63) (540,477) 90.00
December
2024 (27,563)
Energy Transfer LP (677) (1,098,094) 15.00 January 2025 (102,565)
Enterprise Products Partners LP (424) (1,228,752) 30.00 June 2025 (34,768)
FedEx Corp. (33) (989,472) 320.00 June 2025 (87,945)
Goldman Sachs Group, Inc. (The) (12) (542,784) 500.00 January 2025 (19,620)
Kraft Heinz Co. (The) (142) (457,524) 35.00
September
2024 (4,331)
Lantheus Holdings, Inc. (79) (634,291) 90.00 January 2025 (65,570)
LyondellBasell Industries N.V.,
Class A (39) (373,074) 110.00 June 2025 (12,968)
Medtronic PLC (72) (566,712) 90.00
November
2024 (3,744)
Meta Platforms, Inc., Class A (20) (1,008,440) 670.00 June 2025 (58,200)
MetLife, Inc. (132) (926,508) 82.50 January 2025 (12,210)
Microchip Technology, Inc. (119) (1,088,850) 110.00 January 2025 (38,675)
Microsoft Corp. (70) (3,128,650) 510.00 June 2025 (176,574)
PayPal Holdings, Inc. (94) (545,482) 95.00 June 2025 (15,886)
Roivant Sciences Ltd. (209) (220,913) 15.00 January 2025 (5,852)
Salesforce.com, Inc. (45) (1,156,950) 310.00 June 2025 (82,125)
ServiceNow, Inc. (16) (1,258,672) 900.00 June 2025 (117,680)
Smartsheet, Inc., Class A (99) (436,392) 50.00 January 2025 (30,690)
Starbucks Corp. (79) (615,015) 95.00 March 2025 (18,763)
Suncor Energy, Inc. (271) (1,032,510) 45.00 January 2025 (24,255)
Uber Technologies, Inc. (78) (566,904) 90.00 June 2025 (50,115)
Workday, Inc., Class A (15) (335,340) 280.00 March 2025 (13,125)
Zoetis, Inc., Class A (57) (988,152) 210.00 January 2025 (21,660)
Total Written Call Options (Premiums Received $1,351,560) $ (1,812,280)
Total Written Options (Premiums Received $1,351,560) $ (1,812,280)

VELA Large Cap Plus Fund
Schedule of Securities Sold Short
June 30, 2024 (Unaudited)
Common Stocks - Short - (5.13%) Shares Fair Value
Communications - (0.35%)
Airbnb, Inc., Class A
(a)
(819) $ (124,185)
Shopify, Inc., Class A
(a)
(1,618) (106,869)
(231,054)
Consumer Discretionary - (1.18%)
Abercrombie & Fitch Co., Class A
(a)
(979) (174,105)
CarMax, Inc.
(a)
(1,828) (134,066)
Floor & Decor Holdings, Inc., Class A
(a)
(1,652) (164,225)
Marriott International, Inc., Class A (578) (139,743)
Scientific Games Corp.
(a)
(1,704) (178,716)
(790,855)
Consumer Staples - (0.33%)
Coty, Inc., Class A
(a)
(12,177) (122,014)
Hormel Foods Corp. (3,241) (98,818)
(220,832)
Financials - (0.53%)
Capital One Financial Corp. (1,381) (191,199)
Robinhood Markets, Inc., Class A
(a)
(7,509) (170,529)
(361,728)
Health Care - (0.78%)
BioMarin Pharmaceutical, Inc.
(a)
(1,306) (107,523)
Henry Schein, Inc.
(a)
(2,413) (154,673)
Insulet Corp.
(a)
(504) (101,707)
Moderna, Inc.
(a)
(1,369) (162,569)
(526,472)
Industrials - (0.73%)
GFL Environmental, Inc. (4,743) (184,645)
Old Dominion Freight Line, Inc. (616) (108,786)
Rockwell Automation, Inc. (703) (193,522)
(486,953)
Materials - (0.25%)
Ball Corp. (2,780) (166,856)
Technology - (0.98%)
Applied Materials, Inc. (403) (95,104)
International Business Machines Corp. (793) (137,149)
Logitech International S.A. (2,436) (236,000)
Marvell Technology, Inc. (1,379) (96,392)
Toast, Inc., Class A
(a)
(3,936) (101,431)
(666,076)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $3,244,409) (3,450,826)
TOTAL SECURITIES SOLD SHORT - (5.13%)
(Proceeds Received $3,244,409) $ (3,450,826)
(a) Non-income producing security.

VELA International Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Common Stocks — 91.52% Shares Fair Value
Australia — 3.65%
Consumer Discretionary — 1.80%
Bapcor, Ltd. 248,000 $ 846,202
Health Care — 1.85%
Ansell Ltd. 49,400 871,579
Total Australia 1,717,781
Austria — 3.67%
Communications — 2.47%
Telekom Austria AG 116,400 1,164,344
Materials — 1.20%
Wienerberger AG 17,000 563,699
Total Austria 1,728,043
Belgium — 1.93%
Financials — 1.93%
KBC Group NV 12,900 909,210
Total Belgium 909,210
Canada — 14.25%
Consumer Staples — 2.30%
Empire Co., Ltd., Class A 42,300 1,081,143
Energy — 4.49%
Parkland Corp. 33,900 950,194
Suncor Energy, Inc. 30,500 1,162,050
2,112,244
Industrials — 0.99%
Finning International, Inc. 15,900 466,119
Materials — 6.47%
Alamos Gold, Inc., Class A 78,000 1,223,041
Major Drilling Group International,
Inc.
(a)
119,000 789,733
OceanaGold Corp. 450,000 1,032,736
3,045,510
Total Canada 6,705,016
Denmark — 1.77%
Industrials — 1.77%
FLSmidth & Co. A/S 16,800 834,864
Total Denmark 834,864
France — 9.01%
Communications — 2.48%
Criteo S.A. - ADR
(a)
30,800 1,161,777

VELA International Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks — 91.52% - continued Shares Fair Value
France — 9.01% - continued
Consumer Discretionary — 2.06%
Cia Generale de Establissements
Michelin SCA 25,100 $ 970,403
Energy — 2.42%
TotalEnergies SE 17,000 1,138,519
Industrials — 1.23%
Rexel SA 22,400 579,611
Materials — 0.82%
Foraco International SA 225,000 388,098
Total France 4,238,408
Germany — 9.27%
Consumer Discretionary — 1.30%
Fielmann AG 13,300 612,455
Consumer Staples — 1.00%
Henkel AG & Co. KGaA 5,300 472,022
Industrials — 1.81%
Duerr AG 40,300 853,063
Materials — 2.80%
Covestro AG
(a)(b)
10,000 586,326
Fuchs Petrolub SE 20,400 727,878
1,314,204
Technology — 2.36%
Infineon Technologies AG 30,200 1,108,646
Total Germany 4,360,390
Hong Kong — 8.21%
Consumer Staples — 2.71%
WH Group Ltd.
(b)
1,940,000 1,276,925
Industrials — 2.73%
Johnson Electric Holdings Ltd. 851,440 1,285,064
Technology — 2.77%
VTech Holdings Ltd. 174,200 1,302,374
Total Hong Kong 3,864,363
Iceland — 1.03%
Industrials — 1.03%
Marel HF
(b)
137,000 485,904
Total Iceland 485,904

VELA International Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks — 91.52% - continued Shares Fair Value
Indonesia — 2.00%
Materials — 2.00%
United Tractors Tbk PT 700,000 $ 939,143
Total Indonesia 939,143
Japan — 6.04%
Consumer Discretionary — 1.68%
Honda Motor Co. Ltd. 73,500 790,242
Industrials — 0.70%
OSG Corp. 26,900 329,482
Materials — 1.45%
Toray Industries, Inc. 144,000 683,057
Technology — 2.21%
Nintendo Co. Ltd. 19,500 1,041,486
Total Japan 2,844,267
Luxembourg — 2.28%
Consumer Staples — 2.28%
B&M European Value Retail SA 195,000 1,074,261
Total Luxembourg 1,074,261
Mexico — 2.84%
Consumer Staples — 2.84%
BBB Foods Inc.
(a)
15,000 357,900
Gruma SAB de CV 23,800 435,933
Kimberly-Clark de Mexico SAB de CV 313,300 540,276
1,334,109
Total Mexico 1,334,109
Netherlands — 3.17%
Communications — 0.92%
Koninklijke KPN NV 113,400 434,749
Financials — 1.97%
ING Groep NV 53,900 926,393
Health Care — 0.28%
Argenx SE
(a)
300 130,202
Total Netherlands 1,491,344
Panama — 1.70%
Industrials — 1.70%
Copa Holdings, S.A., Class A 8,400 799,512
Total Panama 799,512

VELA International Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks — 91.52% - continued Shares Fair Value
Slovenia — 1.10%
Health Care — 1.10%
Krka d.d. Novo Mesto 3,500 $ 517,802
Total Slovenia 517,802
Sweden — 4.74%
Financials — 2.40%
Svenska Handelsbanken AB, Class A 118,000 1,127,848
Industrials — 2.34%
Loomis AB 42,400 1,100,999
Total Sweden 2,228,847
Switzerland — 5.94%
Consumer Discretionary — 3.53%
Cie Financiere Richemont SA 4,200 656,476
Swatch Group AG (The) 4,900 1,004,033
1,660,509
Health Care — 2.41%
Roche Holding AG 4,100 1,136,093
Total Switzerland 2,796,602
United Kingdom — 8.92%
Communications — 2.73%
Informa PLC 31,600 341,028
WPP PLC 103,400 946,809
1,287,837
Consumer Discretionary — 1.47%
Associated British Foods PLC 22,100 690,053
Consumer Staples — 1.64%
British American Tobacco PLC 25,100 771,071
Health Care — 0.50%
Indivior PLC
(a)
15,000 234,393
Technology — 2.58%
Serco Group PLC 536,500 1,215,198
Total United Kingdom 4,198,552
TOTAL  COMMON STOCKS
  (Cost $36,995,106) 43,068,418
Money Market Funds - 8.10%
Federated Hermes Treasury Obligations Fund, Institutional Shares,
5.17%
(c)
3,811,099 3,811,099
TOTAL MONEY MARKET FUNDS
    (Cost $3,811,099) 3,811,099

VELA International Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks — 91.52% - continued Shares Fair Value
Money Market Funds - 8.10% - continued
Total Investments — 99.62%
    (Cost $40,806,205) $ 46,879,517
Other Assets in Excess of Liabilities  —  0.38% 178,725
Net Assets — 100.00% $ 47,058,242
(a) Non-income producing security.
(b) 144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The total value of such securities is $2,349,156 as of June 30, 2024, representing 4.99% of net assets.
(c) Rate disclosed is the seven day effective yield as of June 30, 2024.
ADR - American Depositary Receipt.

VELA Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)
16
Common Stocks — 56.73% Shares Fair Value
Communications — 2.46%
Comcast Corp., Class A
(a)
9,755 $ 382,006
Omnicom Group, Inc.
(a)
3,447 309,196
691,202
Consumer Discretionary — 6.30%
Genuine Parts Co.
(a)
2,986 413,023
Home Depot, Inc. (The) 248 85,372
Starbucks Corp.
(a)
5,877 457,525
Vail Resorts, Inc. 1,772 319,190
Wendy's Co. (The)
(a)
29,115 493,790
1,768,900
Consumer Staples — 9.73%
Coca-Cola Co. (The)
(a)
3,594 228,758
Flowers Foods, Inc.
(a)
26,735 593,517
Hershey Co. (The) 782 143,755
Kraft Heinz Co. (The) 15,329 493,901
Mondelez International, Inc., Class A
(a)
4,297 281,196
PepsiCo, Inc.
(a)
1,768 291,596
Sysco Corp. 9,795 699,265
2,731,988
Energy — 6.95%
Baker Hughes Co., Class A
(a)
14,481 509,297
Civitas Resources, Inc. 9,313 642,597
MPLX LP 3,543 150,896
Suncor Energy, Inc.
(a)
17,023 648,576
1,951,366
Financials — 5.40%
Axis Capital Holdings Ltd.
(a)
7,821 552,554
Cullen/Frost Bankers, Inc. 2,514 255,498
JPMorgan Chase & Co. 1,525 308,447
Mercury General Corp.
(a)
4,397 233,656
Trustmark Corp. 5,576 167,503
1,517,658
Health Care — 7.04%
Abbott Laboratories
(a)
4,220 438,500
Johnson & Johnson 3,877 566,662
Medtronic PLC 8,575 674,939
Zoetis, Inc., Class A
(a)
1,709 296,272
1,976,373
Industrials — 12.59%
Citigroup, Inc. 2,415 153,256
Copa Holdings, S.A., Class A 4,535 431,641
FedEx Corp.
(a)
1,336 400,586
Greenbrier Companies, Inc. (The)
(a)
20,680 1,024,694
Huntington Ingalls Industries, Inc. 1,742 429,107
Johnson Controls International PLC
(a)
4,824 320,651
Norfolk Southern Corp. 1,891 405,979

VELA Income Opportunities Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
17
Common Stocks — 56.73% - continued Shares Fair Value
Industrials — 12.59% - continued
Northrop Grumman Corp.
(a)
844 $ 367,942
3,533,856
Real Estate — 0.91%
Simon Property Group, Inc. 1,683 255,479
Technology — 3.88%
Fidelity National Information Services,
Inc.
(a)
6,701 504,988
Garmin Ltd. 889 144,836
Nintendo Co. Ltd. 3,700 197,615
Texas Instruments, Inc.
(a)
1,247 242,579
1,090,018
Utilities — 1.47%
NorthWestern Energy Group, Inc.
(a)
8,237 412,509
TOTAL  COMMON STOCKS
  (Cost $15,017,231) 15,929,349
Preferred Stocks — 4.59% Shares Fair Value
Financials — 3.70%
Arch Capital Group Ltd., Series G,
4.55% 17,351 334,007
Bank OZK, Series A, 4.63% 8,700 135,720
Enstar Group Ltd., Series D, 7.00% 5,600 140,280
Huntington Bancshares Inc., Series J,
6.88% 5,699 142,019
Morgan Stanley, Series I, 6.38% 5,492 137,575
Stifel Financial Corp., Series B, 6.25% 6,300 149,940
1,039,541
Health Care — 0.89%
Sotera Health Holdings LLC, 7.38%
144A
(b)
250,000 250,735
TOTAL  PREFERRED STOCKS
  (Cost $1,284,186) 1,290,276
Corporate Bonds — 34.86%
Principal
Amount Fair Value
Communications — 1.42%
Nexstar Media, Inc., 5.63%, 7/15/2027
(b)
$ 150,000 142,624
Uber Technologies, Inc., 7.50%, 9/15/2027
(b)
250,000 255,105
397,729
Consumer Discretionary — 11.15%
Acushnet Co., 7.38%, 10/15/2028
(b)
250,000 259,246
Allegiant Travel Co., 7.25%, 8/15/2027
(b)
150,000 142,911
Carnival Corp., 10.50%, 6/1/2030
(b)
250,000 271,747
Cedar Fair LP / Canada's Wonderland Co., 6.50%, 10/1/2028 200,000 201,207

VELA Income Opportunities Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
18
Corporate Bonds — 34.86% - continued
Principal
Amount Fair Value
Consumer Discretionary — 11.15% - continued
Churchill Downs, Inc., 6.75%, 5/1/2031
(b)
$ 150,000 $ 151,040
Darden Restaurants, Inc., 6.30%, 10/10/2033 250,000 258,487
Genuine Parts Co., 6.88%, 11/1/2033 250,000 275,161
Graham Holdings Co., 5.75%, 6/1/2026
(b)
300,000 298,121
Papa John's International, Inc., 3.88%, 9/15/2029
(b)
300,000 265,693
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029 250,000 228,954
Taylor Morrison Communities, Inc., 5.88%, 6/15/2027
(b)
250,000 249,113
Valvoline, Inc., 3.63%, 6/15/2031
(b)
250,000 215,699
Viking Cruises Ltd., 9.13%, 7/15/2031
(b)
150,000 162,636
Wendy's International Inc., 7.00%, 12/15/2025 150,000 150,646
3,130,661
Consumer Staples — 1.48%
Performance Food Group Inc., 5.50%, 10/15/2027
(b)
200,000 195,785
Simmons Foods, Inc., 4.63%, 3/1/2029
(b)
250,000 220,051
415,836
Energy — 1.10%
Antero Resources Corp., 7.63%, 2/1/2029
(b)
150,000 154,561
CNX Resources Corp., 7.38%, 1/15/2031
(b)
150,000 153,547
308,108
Financials — 4.89%
Bank OZK, 2.75%, 10/1/2031 150,000 118,970
Citigroup, Inc., 7.13%, 12/31/2049 150,000 150,012
Cullen/Frost Capital Trust II, 7.16%, 3/1/2034 200,000 176,825
Iron Mountain, Inc., 7.00%, 2/15/2029
(b)
250,000 254,668
Newmark Group, Inc., 7.50%, 1/12/2029
(b)
250,000 257,208
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028
(b)
250,000 264,373
Radian Group Inc., 6.20%, 5/15/2029 150,000 151,486
1,373,542
Health Care — 1.37%
Bayer US Finance LLC, 6.38%, 11/21/2030
(b)
150,000 153,887
Encompass Health Corp., 4.63%, 4/1/2031 250,000 229,881
383,768
Industrials — 10.04%
AMN Healthcare, Inc., 4.00%, 4/15/2029
(b)
150,000 135,015
Atkore, Inc., 4.25%, 6/1/2031
(b)
200,000 176,320
Brink's Co. (The), 6.50%, 6/15/2029
(b)
250,000 252,858
BWX Technologies, Inc., 4.13%, 6/30/2028
(b)
150,000 140,138
Cimpress PLC, 7.00%, 6/15/2026 200,000 200,049
Con-way, Inc., 6.70%, 5/1/2034 265,000 273,845
Hillenbrand, Inc., 6.25%, 2/15/2029 250,000 251,565
Installed Building Products, Inc., 5.75%, 2/1/2028
(b)
250,000 244,716
Korn Ferry, 4.63%, 12/15/2027
(b)
250,000 238,625
Sensata Technologies BV, 5.88%, 9/1/2030
(b)
250,000 245,028
Wabash National Corp., 4.50%, 10/15/2028
(b)
250,000 225,273
WESCO Distribution, Inc., 7.25%, 6/15/2028
(b)
250,000 255,000

VELA Income Opportunities Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
19
Corporate Bonds — 34.86% - continued
Principal
Amount Fair Value
Industrials — 10.04% - continued
Worthington Industries, Inc., 4.30%, 8/1/2032 $ 210,000 $ 182,448
2,820,880
Materials — 2.69%
Advanced Drainage Systems, Inc., 6.38%, 6/15/2030
(b)
250,000 251,243
Ashland LLC, 6.88%, 5/15/2043 240,000 246,421
Ball Corp., 6.88%, 3/15/2028 250,000 256,596
754,260
Technology — 0.72%
Gen Digital, Inc., 6.75%, 9/30/2027
(b)
200,000 202,723
TOTAL CORPORATE BONDS
    (Cost $9,594,215) 9,787,507
U.S. Government & Agencies — 0.89%
United States Treasury Note, 4.75%, 7/31/2025 250,000 249,160
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $249,599) 249,160
Money Market Funds - 2.59% Shares
Federated Hermes Treasury Obligations Fund, Institutional Shares,
5.17%
(c)
727,077 727,077
TOTAL MONEY MARKET FUNDS
    (Cost $727,077) 727,077
Total Investments — 99.66%
    (Cost $26,872,308) 27,983,369
Other Assets in Excess of Liabilities  —  0.34% 95,841
Net Assets — 100.00% $ 28,079,210
(a) All or a portion of the security is held as collateral for written options. As of June 30, 2024, the fair value of collateral held is $3,978,571.
(b) 144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The total value of such securities is $6,685,689 as of June 30, 2024, representing 23.82% of net assets.
(c) Rate disclosed is the seven day effective yield as of June 30, 2024.

VELA Income Opportunities Fund
Schedule of Open Written Option Contracts
June 30, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.29)%
Abbott Laboratories (11) $ (114,301) $ 115.00 January 2025 $ (3,047)
Abbott Laboratories (10) (103,910) 120.00 January 2025 (1,620)
Axis Capital Holdings Ltd. (20) (141,300) 70.00
September
2024 (8,200)
Axis Capital Holdings Ltd. (19) (134,235) 80.00
December
2024 (4,465)
Baker Hughes Co. (57) (200,469) 37.00 July 2024 (1,140)
Coca-Cola Co. (The) (24) (152,760) 62.50 August 2024 (5,183)
Comcast Corp. (17) (66,572) 47.50 July 2024 (17)
FedEx Corp. (3) (89,952) 300.00
October
2024 (5,408)
FedEx Corp. (6) (179,904) 320.00
October
2024 (5,610)
Fidelity National Information
Services, Inc. (22) (165,792) 90.00 January 2025 (3,740)
Flowers Foods, Inc. (88) (195,360) 25.00
October
2024 (1,760)
Genuine Parts Co. (10) (138,320) 160.00 August 2024 (1,250)
Greenbrier Companies, Inc. (The) (52) (257,660) 65.00
December
2024 (9,619)
Johnson Controls International
PLC (33) (219,351) 65.00 July 2024 (6,188)
Mercury General Corp. (35) (185,990) 60.00
September
2024 (3,080)
Mondelez International, Inc. (21) (137,424) 75.00
September
2024 (368)
Northrop Grumman Corp. (6) (261,570) 500.00 August 2024 (345)
NorthWestern Energy Group, Inc. (66) (330,528) 55.00
September
2024 (2,310)
Omnicom Group, Inc. (11) (98,670) 100.00 July 2024 (99)
PepsiCo, Inc. (9) (148,437) 180.00
September
2024 (716)
Starbucks Corp. (15) (116,775) 92.50 January 2025 (3,218)
Starbucks Corp. (15) (116,775) 97.50 January 2025 (1,950)
Suncor Energy, Inc. (42) (160,020) 40.00
September
2024 (4,536)
Texas Instruments, Inc. (10) (194,530) 230.00 January 2025 (4,150)
Wendy's Co. (The) (73) (123,808) 23.00
November
2024 (438)
Zoetis, Inc., Class A (8) (138,688) 210.00 January 2025 (3,040)
Total Written Call Options (Premiums Received $105,321) $ (81,497)
Total Written Options (Premiums Received $105,321) $ (81,497)

VELA Short Duration Fund
Schedule of Investments
June 30, 2024 - (Unaudited)
Corporate Bonds — 76.49%
Principal
Amount Fair Value
Communications — 5.69%
AT&T Inc., 5.54%, 2/20/2026 $ 150,000 $ 149,998
Expedia Group, Inc., 6.25%, 5/1/2025
(a)
100,000 100,237
Verizon Communications, Inc., 6.68%, 5/15/2025 200,000 202,015
XPO, Inc., 6.25%, 6/1/2028
(a)
200,000 201,385
653,635
Consumer Discretionary — 13.38%
Bath & Body Works, Inc., 6.69%, 1/15/2027 100,000 101,457
Brinker International, Inc., 5.00%, 10/1/2024
(a)
150,000 149,636
Ford Motor Credit Co. LLC, 8.28%, 3/6/2026 100,000 103,584
General Motors Co., 6.13%, 10/1/2025 100,000 100,548
General Motors Financial Co., Inc., 6.61%, 4/7/2025 100,000 100,528
Graham Holdings Co., 5.75%, 6/1/2026
(a)
150,000 149,060
Hyatt Hotels Corp., 5.38%, 4/23/2025 150,000 149,433
Hyundai Capital America, 6.84%, 1/8/2027
(a)
150,000 152,309
Mercedes-Benz Finance North America LLC, 6.27%, 3/30/2025
(a)
100,000 100,563
Nissan Motor Acceptance Co. LLC, 2.75%, 3/9/2028
(a)
150,000 133,860
Taylor Morrison Communities, Inc., 5.88%, 6/15/2027
(a)
150,000 149,468
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/2029
(a)
150,000 146,799
1,537,245
Consumer Staples — 4.74%
Albertsons Companies, Inc. / Safeway, Inc., 5.88%, 2/15/2028
(a)
150,000 148,368
Conagra Brands, Inc., 4.85%, 11/1/2028 100,000 98,324
Constellation Brands, Inc., 4.75%, 11/15/2024 150,000 149,462
Hexcel Corp., 4.95%, 8/15/2025 150,000 148,437
544,591
Energy — 6.90%
Antero Resources Corp., 7.63%, 2/1/2029
(a)
100,000 103,041
Chesapeake Energy Corp., 5.50%, 2/1/2026
(a)
150,000 148,775
Civitas Resources, Inc., 5.00%, 10/15/2026
(a)
200,000 194,854
Devon Energy Corp., 5.85%, 12/15/2025 100,000 100,285
Hess Midstream Operations LP, 5.13%, 6/15/2028
(a)
150,000 145,350
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/2027 100,000 99,933
792,238
Financials — 17.30%
Ares Capital Corp., 7.00%, 1/15/2027 100,000 101,725
BNP Paribas SA, 4.63%, 3/13/2027
(a)
150,000 146,127
Citigroup Inc., 5.61%, 9/29/2026 100,000 99,971
Citizens Bank, N.A., 6.06%, 10/24/2025
(b)
150,000 149,930
Goldman Sachs Group, Inc. (The), 6.15%, 3/9/2027 150,000 150,305
Hanover Insurance Group Inc. (The), 4.50%, 4/15/2026 150,000 147,438
HSBC Holdings PLC, 6.99%, 9/12/2026
(b)
150,000 151,675
Huntington National Bank (The), 4.60%, 2/27/2025 100,000 98,756
JPMorgan Chase & Co., 5.55%, 12/15/2025 100,000 99,909
KeyBank NA, 4.70%, 1/26/2026 200,000 196,084
Manufacturers & Traders Trust Co., 5.40%, 11/21/2025 150,000 149,358

VELA Short Duration Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Mercury General Corp., 4.40%, 3/15/2027 200,000 193,001
Morgan Stanley, 6.14%, 10/16/2026 150,000 151,027
Radian Group Inc., 6.20%, 5/15/2029 150,000 151,486
1,986,792
Health Care — 4.34%
Bayer US Finance II LLC, 5.50%, 8/15/2025
(a)
100,000 99,438
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024 100,000 99,900
HCA, Inc., 5.38%, 2/1/2025 150,000 149,516
Humana Inc., 5.70%, 3/13/2026 150,000 150,010
498,864
Industrials — 9.47%
AMN Healthcare, Inc., 4.63%, 10/1/2027
(a)
150,000 143,071
Brink's Co. (The), 4.63%, 10/15/2027
(a)
100,000 96,000
Delta Air Lines, Inc., 7.00%, 5/1/2025
(a)
200,000 201,555
Howmet Aerospace Inc., 6.88%, 5/1/2025 200,000 201,673
LKQ Corp., 5.75%, 6/15/2028 100,000 101,054
United Airlines, Inc., 4.38%, 4/15/2026
(a)
200,000 193,427
United Rentals North America, Inc., 6.00%, 12/15/2029
(a)
150,000 150,835
1,087,615
Materials — 2.53%
Berry Global, Inc., 4.88%, 7/15/2026
(a)
94,000 92,386
Berry Global, Inc., 5.63%, 7/15/2027
(a)
100,000 98,485
Sherwin-Williams Co. (The), 4.05%, 8/8/2024 100,000 99,800
290,671
Real Estate — 4.32%
CubeSmart LP, 4.00%, 11/15/2025 150,000 146,685
Realty Income Corp., 5.05%, 1/13/2026 150,000 149,059
VICI Properties LP, 5.75%, 2/1/2027
(a)
200,000 200,194
495,938
Technology — 3.05%
CDW LLC / CDW Finance Corp., 5.50%, 12/1/2024 150,000 149,761
Hewlett Packard Enterprise Co., 5.90%, 10/1/2024 200,000 199,988
349,749
Utilities — 4.77%
American Electric Power Co., Inc., 5.70%, 8/15/2025 150,000 150,141
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/2025 100,000 100,216
Pacific Gas and Electric Co., 4.95%, 6/8/2025 150,000 148,708
Vistra Operations Co. LLC, 5.13%, 5/13/2025
(a)
150,000 149,200
548,265
TOTAL CORPORATE BONDS
    (Cost $8,783,364) 8,785,603
U.S. Government & Agencies — 19.88%
Principal
Amount Fair Value
Federal Home Loan Mortgage Corp., 5.15%, 2/14/2025 200,000 199,748
Federal National Mortgage Association, 5.00%, 1/8/2027 200,000 199,800
Federal Home Loan Banks, 5.50%, 2/8/2027 200,000 199,823
Federal Home Loan Banks, 5.45%, 7/23/2027 200,000 198,711

VELA Short Duration Fund
Schedule of Investments (continued)
June 30, 2024 - (Unaudited)
Federal Home Loan Mortgage Corp., 5.15%, 1/22/2029 200,000 198,979
Federal Farm Credit Banks Funding Corp., 5.68%, 3/7/2029 150,000 149,964
Federal Home Loan Banks, 6.00%, 6/5/2029 150,000 149,628
United States Treasury Bill, 5.40%, 7/18/2024
(c)
250,000 249,380
United States Treasury Bill, 5.31%, 9/19/2024
(c)
250,000 247,107
United States Treasury Bill, 5.39%, 10/15/2024
(c)
250,000 246,169
United States Treasury Bill, 5.35%, 12/12/2024
(c)
250,000 244,174
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $2,286,600) 2,283,483
Money Market Funds - 2.85% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
5.17%
(d)
327,028 327,028
TOTAL MONEY MARKET FUNDS
    (Cost $327,028) 327,028
Total Investments — 99.22%
    (Cost $11,396,992) 11,396,114
Other Assets in Excess of Liabilities  —  0.78% 89,820
Net Assets — 100.00% $ 11,485,934
(a) 144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The total value of such securities is $3,594,423 as of June 30, 2024, representing 31.29% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
June 30, 2024.
(c) The rate shown represents effective yield at time of purchase.
(d) Rate disclosed is the seven day effective yield as of June 30, 2024.